Accumulated Other Comprehensive Income (Loss) (Changes In Each Component Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period	$ 71.0	$ 65.2	$ 101.8
Other comprehensive income (loss) before reclassifications, pretax	29.2	(10.8)	(60.7)
Amounts reclassified from accumulated other comprehensive income, pretax:	11.0	10.7	5.2
Other comprehensive income (loss), pretax	40.2	(0.1)	(55.5)
Income tax effect	(16.5)	6.0	19.6
Attributable to noncontrolling interest	(0.2)	(0.1)	(0.7)
Balance end of period	94.5	71.0	65.2
Cost of goods sold; selling and administrative expenses
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	7.1	8.2	5.2
Interest expense
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	3.9	1.8
Other Income Expense Net
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:		0.7
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period	163.5	147.6	151.1
Other comprehensive income (loss) before reclassifications, pretax	(5.0)	15.3	(2.8)
Amounts reclassified from accumulated other comprehensive income, pretax:	0	0.7	0
Other comprehensive income (loss), pretax	(5.0)	16.0	(2.8)
Income tax effect	0	0	0
Attributable to noncontrolling interest	(0.2)	(0.1)	(0.7)
Balance end of period	158.3	163.5	147.6
Foreign Currency Translation Adjustments | Cost of goods sold; selling and administrative expenses
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	0	0	0
Foreign Currency Translation Adjustments | Interest expense
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	0	0
Foreign Currency Translation Adjustments | Other Income Expense Net
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:		0.7
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period	(25.5)	(21.5)	1.4
Other comprehensive income (loss) before reclassifications, pretax	(1.0)	(10.1)	(37.8)
Amounts reclassified from accumulated other comprehensive income, pretax:	4.4	3.7	0.9
Other comprehensive income (loss), pretax	3.4	(6.4)	(36.9)
Income tax effect	(1.4)	2.4	14.0
Attributable to noncontrolling interest	0	0	0
Balance end of period	(23.5)	(25.5)	(21.5)
Cash Flow Hedges | Cost of goods sold; selling and administrative expenses
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	0.5	1.9	0.9
Cash Flow Hedges | Interest expense
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	3.9	1.8
Cash Flow Hedges | Other Income Expense Net
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:		0
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance beginning of period	(67.0)	(60.9)	(50.7)
Other comprehensive income (loss) before reclassifications, pretax	35.2	(16.0)	(20.1)
Amounts reclassified from accumulated other comprehensive income, pretax:	6.6	6.3	4.3
Other comprehensive income (loss), pretax	41.8	(9.7)	(15.8)
Income tax effect	(15.1)	3.6	5.6
Attributable to noncontrolling interest	0	0	0
Balance end of period	(40.3)	(67.0)	(60.9)
Defined Benefit Pension Plans | Cost of goods sold; selling and administrative expenses
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	6.6	6.3	4.3
Defined Benefit Pension Plans | Interest expense
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:	0	0
Defined Benefit Pension Plans | Other Income Expense Net
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from accumulated other comprehensive income, pretax:		$ 0